Segment Information - Schedule of Significant Segment Expenses and Other Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Significant Segment Expenses and Other Segment [Abstract]
Revenue	$ 74,349	$ 72,524
Employee benefit expense, net of government subsidies	(56,498)	(57,799)
Other direct cost to revenue	(8,318)	(8,757)
Sales and marketing expenses	(2,007)	(2,231)
Consulting and professional fees	(2,319)	(1,923)
Goodwill impairment	(291)
Share based compensation	(1,768)
Other cost and expenses, net	(4,885)	(5,741)
Other operating (expense) income, net	(27)	211
Income tax (expense) benefit	(456)	493
Net loss	$ (2,220)	$ (3,223)